Goodwill - Schedule of changes in the carrying amount of goodwill (Details) - 12 months ended Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill acquired in business combinations	¥ 576,989
Ending balance	¥ 576,989	$ 81,267